Restructuring - Net Restructuring Expense by Division (Detail) - EUR (€) € in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
Corporate Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ (2)	€ 5	[1]	€ (2)	€ 17	[1]
Investment Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	2	11	[2]	3	12	[2]
Private Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	(35)	69	[3]	(80)	71	[3]
Asset Management [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	0	1	[4]	0	2	[4]
Capital Release Unit [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	(1)	1	[5]	(1)	1	[5]
Corporate & Other [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	0	0	[6]	0	0	[6]
Total Net Restructuring Charges [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ (36)	€ 86		€ (80)	€ 102

[1]	Prior year’s comparatives aligned to presentation in the current year
[2]	Prior year’s comparatives aligned to presentation in the current year
[3]	Prior year’s comparatives aligned to presentation in the current year
[4]	Prior year’s comparatives aligned to presentation in the current year
[5]	Prior year’s comparatives aligned to presentation in the current year
[6]	Prior year’s comparatives aligned to presentation in the current year